Payden Low Duration Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (26%
)
444,245 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.49%,
2/16/37 (a)(b) $ 445
160,729 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 121
9,818,255 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.56%, 4/15/29 (a)(b) 9,755
11,400,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.51%,
8/19/38 (a)(b) 11,159
1,344,469 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,266
8,600,262 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 7,458
148,228 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
6.61%, 8/20/35 (a)(b) 149
5,100,000 Dell Equipment Finance Trust 2023-1 144A,
5.65%, 9/22/28 (a) 5,115
15,867,372 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.182%), 6.49%, 10/15/30 (a)(b) 15,728
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 6,468
7,650,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 6,594
4,167,009 Drive Auto Receivables Trust 2021-3, 1.11%,
5/15/26  4,126
11,300,000 Enterprise Fleet Financing LLC 2023-1 144A,
5.51%, 1/22/29 (a) 11,236
2,000,000 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (a) 1,888
5,250,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 4,607
1,660,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  1,652
1,290,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  1,284
3,485,150 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 6.52%, 9/15/37 (a)
(b) 3,441
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 7.14%, 12/15/39 (a)(b) 3,651
9,800,000 HPEFS Equipment Trust 2023-1A 144A,
5.41%, 2/22/28 (a) 9,782
154,279 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (a) 149
7,250,000 LCCM Trust 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
6.54%, 12/13/38 (a)(b) 6,990
31,476 LCM XX LP 20A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.302%), 6.63%,
10/20/27 (a)(b) 31
5,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 6.64%, 7/15/36 (a)(b) 5,221
14,743,291 Madison Park Funding XXV Ltd. 2017-25A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.232%), 6.58%, 4/25/29 (a)(b) 14,693
1,654,926 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 1,499
Principal
or Shares Security Description
Value
(000)
5,342,327 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) $ 4,500
5,664,099 Navient Private Education Refi Loan Trust 2022-
A 144A, 2.23%, 7/15/70 (a) 4,917
8,343,089 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (a) 7,449
13,945,271 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.212%), 6.52%, 7/15/29 (a)(b) 13,863
6,500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 6,365
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 5.83%,
6/16/36 (a)(b) 8,225
1,193,927 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 6.18%,
2/20/28 (a)(b) 1,193
3,497,779 Regatta Funding LP 2013-2A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.112%), 6.42%, 1/15/29 (a)(b) 3,477
2,391,784 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 2,354
2,054,588 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 5.92%, 8/16/32 (a) 2,042
1,506,698 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (a) 1,501
827,240 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 804
4,446,727 Santander Drive Auto Receivables Trust 2022-3,
3.40%, 12/15/26  4,395
3,948,053 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 3,313
6,402,402 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 5,341
1,748,772 Stack Infrastructure Issuer LLC 2019-1A 144A,
4.54%, 2/25/44 (a) 1,725
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 3,994
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,113
2,234,133 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
6.42%, 7/15/38 (a)(b) 2,225
4,610,700 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 4,449
12,778,210 TCI-Symphony CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.192%), 6.50%, 7/15/30 (a)(b) 12,699
4,800,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 4,588
1,964,472 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
6.79%, 10/15/34 (a)(b) 1,952
2,354,042 Vantage Data Centers Issuer LLC 2019-1A 144A,
3.19%, 7/15/44 (a) 2,276
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,904
2,313,990 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 2,296
2,000,000 Westlake Automobile Receivables Trust 2021-
3A 144A, 2.12%, 1/15/27 (a) 1,856

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
10,000,000 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.80%, 2/16/27 (a) $ 10,008
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 3,848
Total Asset Backed (Cost - $276,161)
264,180
Corporate Bond (37%
)
Financial  (19%)
5,755,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  5,685
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  4,830
2,190,000 Air Lease Corp. , 0.80%, 8/18/24  2,077
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  1,852
5,650,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.970%), 5.39%, 7/28/27 (b) 5,649
1,980,000 Aviation Capital Group LLC 144A, 4.38%,
1/30/24 (a) 1,952
3,845,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.730%), 0.81%, 10/24/24 (b) 3,795
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (b) 6,427
7,770,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 7,310
4,995,000 Banque Federative du Credit Mutuel SA 144A,
5.90%, 7/13/26 (a) 5,018
3,610,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 3,542
1,690,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,598
2,160,000 Blue Owl Capital Corp. , 4.25%, 1/15/26  2,026
1,520,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,348
3,791,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 3,779
3,245,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 3,234
1,430,000 Brighthouse Financial Global Funding 144A,
1.00%, 4/12/24 (a) 1,380
5,665,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (a) 5,306
1,540,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.450%), 6.06%, 10/24/25 (b) 1,492
5,605,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (a) 5,613
2,565,000 Daimler Truck Finance North America LLC
144A, 5.20%, 1/17/25 (a) 2,550
615,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 609
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (a) 7,488
2,030,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 1,934
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,766
1,380,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,347
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,339
2,460,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  2,399
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  1,985
1,750,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 0.600%), 0.65%,
9/16/24 (b) 1,738
1,315,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.980%), 3.85%, 6/14/25 (b) 1,291
Principal
or Shares Security Description
Value
(000)
3,540,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) $ 3,458
1,220,000 KeyBank N.A. , 4.70%, 1/26/26  1,164
615,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.25%, 2/01/27 (a) 554
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 3,218
6,245,000 Manufacturers & Traders Trust Co. , 4.65%,
1/27/26  6,019
12,090,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) 11,501
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (b) 4,729
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 3,327
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 2,093
6,205,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.560%), 1.16%, 10/21/25 (b) 5,834
2,905,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.770%), 6.14%, 10/16/26 (b) 2,942
565,000 Nasdaq Inc. , 5.65%, 6/28/25  566
1,790,000 National Rural Utilities Cooperative Finance
Corp. , 4.45%, 3/13/26  1,772
1,440,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 1,433
615,000 Navient Corp. , 5.00%, 3/15/27  557
6,390,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  6,390
615,000 OneMain Finance Corp. , 7.13%, 3/15/26  610
615,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 593
1,380,000 Radian Group Inc. , 6.63%, 3/15/25  1,378
4,400,000 Reliance Standard Life Global Funding II 144A,
3.85%, 9/19/23 (a) 4,387
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 2,985
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,569
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,304
615,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  594
6,385,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  6,379
1,700,000 VICI Properties LP/VICI Note Co. Inc. 144A,
3.50%, 2/15/25 (a) 1,634
5,365,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) 5,195
3,525,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.560%), 4.54%, 8/15/26 (b) 3,449
615,000 XHR LP 144A, 6.38%, 8/15/25 (a) 605
191,598
Industrial  (13%)
615,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 572
615,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (a) 678
3,435,000 AutoZone Inc. , 5.05%, 7/15/26  3,427
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,371
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,248
3,710,000 Concentrix Corp. , 6.65%, 8/02/26  3,705

Principal
or Shares Security Description
Value
(000)
1,875,000 CVS Health Corp. , 5.00%, 2/20/26  $ 1,869
3,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 3,239
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,115
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,597
1,380,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,357
3,805,000 GE HealthCare Technologies Inc. , 5.55%,
11/15/24  3,802
7,245,000 GE HealthCare Technologies Inc. , 5.60%,
11/15/25  7,268
3,000,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  2,915
3,860,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  3,660
2,065,000 General Motors Financial Co. Inc. , 5.40%,
4/06/26  2,054
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,600
4,150,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 4,113
580,000 Graphic Packaging International LLC , 4.13%,
8/15/24  568
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,372
6,330,000 Hewlett Packard Enterprise Co. , 6.10%, 4/01/26  6,347
4,000,000 Hyundai Capital America 144A, 0.88%,
6/14/24 (a) 3,834
3,675,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 3,475
6,240,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) 6,227
4,950,000 Mercedes-Benz Finance North America LLC
144A, 4.80%, 3/30/26 (a) 4,911
1,380,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,380
2,075,000 Microchip Technology Inc. , 0.97%, 2/15/24  2,019
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 3,596
6,545,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 6,325
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  969
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,317
4,000,000 Pfizer Investment Enterprises Pte Ltd. , 4.45%,
5/19/26  3,953
2,610,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (a) 2,447
1,655,000 Quanta Services Inc. , 0.95%, 10/01/24  1,563
2,945,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 2,946
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 4,909
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 8,032
1,380,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,375
667,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  665
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  800
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,354
615,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 613
1,380,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,375
2,805,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 2,805
1,605,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 1,562
2,590,000 Warnermedia Holdings Inc. , 3.43%, 3/15/24  2,550
Principal
or Shares Security Description
Value
(000)
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  $ 1,276
133,155
Utility  (5%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 3,462
5,835,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 5,747
2,800,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  2,805
3,000,000 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 2,949
980,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 926
2,315,000 Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a) 2,384
764,000 EQT Corp. , 6.13%, 2/01/25  765
3,619,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 3,597
615,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 6.38%, 4/15/27 (a) 613
2,645,000 NextEra Energy Capital Holdings Inc. , 6.05%,
3/01/25  2,665
3,195,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 3,139
2,805,000 Ovintiv Inc. , 5.65%, 5/15/25  2,800
4,000,000 Plains All American Pipeline LP/PAA Finance
Corp. , 3.60%, 11/01/24  3,891
1,591,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  1,588
2,120,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 2,089
615,000 Southwestern Energy Co. , 5.70%, 1/23/25  612
5,830,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  5,839
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,604
1,175,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (a) 1,195
1,415,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (a) 1,395
3,800,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 3,694
1,080,000 Williams Cos. Inc. , 5.40%, 3/02/26  1,083
54,842
Total Corporate Bond (Cost - $391,006)
379,595
Mortgage Backed (11%
)
4,548,889 BDS 2021-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.034%), 6.26%,
1/18/36 (a)(b) 4,499
2,289,250 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 6.07%, 9/25/31 (a)(b) 2,279
120,582,883 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (d) 1,580
2,567,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.194%), 6.42%, 10/15/36 (a)(b) 2,551
4,536,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.244%), 6.47%, 10/15/37 (a)(b) 4,474
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.24%, 10/15/36 (a)(b) 4,431
7,050,000 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
6.39%, 5/15/38 (a)(b) 6,803

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
22,197,504 Cantor Commercial Real Estate Lending 2019-
CF1, 1.13%, 5/15/52 (d) $ 970
3,657,848 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.164%), 7.39%, 6/15/34 (a)(b) 3,551
43,996,057 Citigroup Commercial Mortgage Trust 2018-C6,
0.76%, 11/10/51 (d) 1,373
109,499 Connecticut Avenue Securities Trust 2019-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.214%), 7.28%,
10/25/39 (a)(b) 110
2,822,739 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.33%,
11/25/39 (a)(b) 2,832
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 14.43%,
11/25/39 (a)(b) 4,449
350,234 Connecticut Avenue Securities Trust 2020-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164%), 7.23%,
1/25/40 (a)(b) 353
900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.83%,
2/25/40 (a)(b) 939
2,564,204 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 7.62%,
7/25/42 (a)(b) 2,624
2,852,902 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.277%), 6.50%,
5/15/36 (a)(b) 2,840
1,158,877 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 6.62%, 4/25/34 (a)(b) 1,159
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 7.07%,
11/25/41 (a)(b) 12,927
14,152,065 FHLMC Multifamily Structured Pass-Through
Certificates K727, 2.95%, 7/25/24  13,821
7,934,532 Freddie Mac REMIC 5057, 1.00%, 4/15/54  7,036
1,798,670 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.92%,
9/25/41 (a)(b) 1,778
6,575 Freddie Mac STACR REMIC Trust 2019-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164%), 7.23%,
11/25/49 (a)(b) 7
295,210 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.814%), 6.88%,
1/25/50 (a)(b) 295
501,040 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.014%), 7.08%,
1/25/50 (a)(b) 501
Principal
or Shares Security Description
Value
(000)
374,165 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.964%), 7.03%,
2/25/50 (a)(b) $ 376
428,046 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.214%), 8.28%,
3/25/50 (a)(b) 439
112,228 Freddie Mac STACR Trust 2019-DNA4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.064%), 7.13%, 10/25/49 (a)
(b) 112
1,109,599 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.364%), 16.43%, 10/25/29 (b) 1,291
5,000,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.207%),
6.43%, 7/15/36 (a)(b) 4,929
2,456,592 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(d) 2,307
1,828,049 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (a)(d) 1,723
1,574,091 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(d) 1,466
2,706,301 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.67%, 4/25/34 (a)(b) 2,706
6,450,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 6.04%, 3/15/36 (a)(b) 6,153
4,121,659 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(d) 3,586
917,142 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 6.92%, 11/25/31 (a)(b) 916
3,100,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.754%), 8.00%, 5/19/38 (a)(b) 3,096
650,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.68%, 2/25/47 (a)(b) 756
Total Mortgage Backed (Cost - $118,979)
114,038
Municipal (1%
)
3,000,000 California Earthquake Authority A, 5.60%,
7/01/27  2,999
10,570,000 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  10,609
Total Municipal (Cost - $13,570)
13,608
U.S. Government Agency (1%
)
11,730,000 FHLB, 5.00%, 2/28/25
(Cost - $11,715) 11,744
U.S. Treasury (24%
)
8,610,000 U.S. Treasury Note , 3.00%, 7/15/25  8,305
41,267,000 U.S. Treasury Note , 4.00%, 2/15/26  40,623
41,261,000 U.S. Treasury Note , 3.50%, 4/15/26  40,383
9,850,000 U.S. Treasury Note , 3.63%, 5/15/26  9,610
149,098,000 U.S. Treasury Note , 4.50%, 7/15/26  149,069
Total U.S. Treasury (Cost - $249,517)
247,990

Principal
or Shares Security Description
Value
(000)
Investment Company (0%
)
3,858,474 Payden Cash Reserves Money Market Fund *
(Cost - $3,858)
$ 3,858
Total Investments (Cost - $1,064,806) (100%)
1,035,013
Other Assets, net of Liabilities (0%)
4,514
Net Assets (100%) $ 1,039,527
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Principal in foreign currency.
(d) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 4,407 USD  3,343 HSBC Bank USA, N.A. 09/20/2023 $ 2
Liabilities:
USD 3,314 CAD  4,407 HSBC Bank USA, N.A. 09/20/2023 (31)
Net Unrealized Appreciation (Depreciation)
$(29)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day SOFR Future 664 Dec-23 $ 157,019 $ (1,057) $ (1,057)
U.S. Treasury 2-Year Note Future 1,096 Sep-23 222,522 (2,950) (2,950)
a a
(4,007)
Short Contracts:
U.S. Treasury 5-Year Note Future 592 Sep-23 (63,238) 955 955
a a
Total Futures
$(3,052)